Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000778365
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2015
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015